Related party Disclosures - Convertible Loan (Details) - EUR (€) € in Thousands			1 Months Ended	12 Months Ended
	Sep. 14, 2021	Mar. 26, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Shares issued upon conversion of loan	274,272	7,187
Outstanding loan balance				€ 10
Remaining commitments on the contract				10
Significant shareholder or party having significant influence
Disclosure of transactions between related parties [line items]
Original amount of loan converted			€ 1,000	€ 85,900
Shares issued upon conversion of loan			148,564	20,533,259	14,205,004	14,205,004
Outstanding loan balance					€ 85,900
Remaining commitments on the contract					€ 85,900
License & Development agreement | Zenlabs
Disclosure of transactions between related parties [line items]
Outstanding loan balance				€ 45
Research and Development expenditure				347
Remaining commitments on the contract				€ 45